UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended:  June 30, 2011
Check here if Amendment	[ ]; Amendment Number:
This Amendment:		[ ] is a restatement.
			[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:			Cobble Hill Financial Services, Inc.
Address:		99 West Main Street, Suite 200
			Moorestown, NJ 08057
13F File Number:	028-13555

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:		Althea L. A. Skeels
Title:		President
Phone:		856-231-7770
Signature,		Place,			and Date of Signing
Althea L. A. Skeels	Moorestown, NJ		August 15, 2011
Report Type:
[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  NONE

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Managers Included:  	0
Form 13F information Table Entry Total:	63
Form 13F Information Table Value Total:	$514,834 (in thousands)

List of Other Included Managers:		NONE

FORM 13F INFORMATION TABLE:
NAME OF	TITLE OF		VALUE	SH/PRN	SH/	PUT/	INVESTMENT	OTHER  	VOTING AUTHORITY
ISSUER	CLASS	CUSIP	 (x$1000)	AMT	PRN	CALL	DISCRETION	MGRS	SOLE	SHARED	NONE
APACHE CORP	COM	037411105	259	2100	SH		SOLE
APPLE INC	COM	037833100	705	2100	SH		SOLE
IBM		COM	459200101	467	2725	SH		SOLE
ISHARES GOLD TR	ETF	464285105	805	55000	SH		SOLE
MSCI AUSTRALIA	ETF	464286103	6747	259000	SH		SOLE
MSCI BRAZIL	ETF	464286400	9936	135500	SH		SOLE
MSCI CDA INDEX	ETF	464286509	6871	217000	SH		SOLE
MSCI PAC J IDX	ETF	464286665	29869	627550	SH		SOLE
MSCI SINGAPORE	ETF	464286673	2197	160000	SH		SOLE
MSCI TAIWAN	ETF	464286731	758	50000	SH		SOLE
MSCI STH AFRCA	ETF	464286780	7776	109500	SH		SOLE
MSCI GERMAN	ETF	464286806	673	25000	SH		SOLE
MSCI MEX INVEST	ETF	464286822	5579	89250	SH		SOLE
MSCI JAPAN	ETF	464286848	261	25000	SH		SOLE
MSCI HONG KONG	ETF	464286871	5000	270000	SH		SOLE
FTSE CHINA25 	ETF	464287184	4438	103350	SH		SOLE
TRANSP AVE IDX	ETF	464287192	296	3025	SH		SOLE
MSCI EMERG MKT	ETF	464287234	69766	1466100	SH		SOLE
IBOXX INV CPBD	ETF	464287242	220	2000	SH		SOLE
S&P500 GRW	ETF	464287309	11602	167000	SH		SOLE
S&P NA NAT RES	ETF	464287374	2008	46000	SH		SOLE
S&P/TOPIX 150	ETF	464287382	673	15000	SH		SOLE
S&P LTN AM 40	ETF	464287390	41144	797425	SH		SOLE
S&P 500 VALUE	ETF	464287408	7502	121000	SH		SOLE
MSCI EAFE INDEX	ETF	464287465	26539	441250	SH		SOLE
RUSSELL MCP VL	ETF	464287473	5779	121000	SH		SOLE
RUSSELL MCP GR	ETF	464287481	31712	512825	SH		SOLE
RUSSELL MIDCAP	ETF	464287499	5576	51000	SH		SOLE
S&P MIDCAP 400	ETF	464287507	2394	24500	SH		SOLE
S&P NA TECH FD	ETF	464287549	279	4500	SH		SOLE
COHEN&ST RLTY	ETF	464287564	2994	41275	SH		SOLE
RUSSELL1000VAL	ETF	464287598	16383	240000	SH		SOLE
S&P MC 400 GRW	ETF	464287606	24963	225000	SH		SOLE
RUSSELL1000 GRW	ETF	464287614	24308	399275	SH		SOLE
RUSL 2000 VALU	ETF	464287630	1962	26720	SH		SOLE
RUSL 2000 GROW	ETF	464287648	3358	35400	SH		SOLE
RUSSELL 2000	ETF	464287655	2391	28875	SH		SOLE
DJ US REAL EST	ETF	464287739	21768	361000	SH		SOLE
DJ US ENERGY	ETF	464287796	323	7500	SH		SOLE
DJ US BAS MATL	ETF	464287838	3858	48750	SH		SOLE
S&P EURO PLUS	ETF	464287861	7360	175000	SH		SOLE
OIL SVC HOLDRS	ETF	678002106	1216	8000	SH		SOLE
VG DIV APP ETF	ETF	921908844	11113	198500	SH		SOLE
VG HIGH DIV YLD	ETF	921946406	3824	85000	SH		SOLE
VG ALLWRLD EXUS	ETF	922042775	6326	127000	SH		SOLE
VG MSCI PAC ETF	ETF	922042866	4296	76000	SH		SOLE
IP DJUBS COPPER ETF	06739F101	617	11000	SH		SOLE
CLAYMORE EXCH	ETF	18383M506	2301	107000	SH		SOLE
FREEPORT-MCMAC	COM	35671D857	254	4800	SH		SOLE
PWRSH QQQ TRUST	ETF	73935A104	29802	522500	SH		SOLE
PWRSH DB CMDTY	ETF	73935S105	985	34000	SH		SOLE
SPDR S&P 500 	ETF	78462F103	15118	114562	SH		SOLE
SPDR GOLD TRUST	ETF	78463V107	555	3800	SH		SOLE
SPDR ASIA PACIF	ETF	78463X301	592	7000	SH		SOLE
SPDR LATIN AMER ETF	78463X707	1125	13000	SH		SOLE
SPDR DJ REIT	ETF	78464A607	23303	349900	SH		SOLE
SPDR S&P DIVID 	ETF	78464A763	6270	116000	SH		SOLE
SPDR S&P BIO	ETF	78464A870	238	3250	SH		SOLE
SPDR INT ENRGY	ETF	81369Y506	1639	21750	SH		SOLE
SPDR INT-INDS	ETF	81369Y704	223	6000	SH		SOLE
SPDR INT-TECH	ETF	81369Y803	2801	109000	SH		SOLE
SPDR INT-UTILS	ETF	81369Y886	2427	72500	SH		SOLE
SPDR INT-UTILS	ETF	81369Y886	2311	72500	SH		SOLE
			514834